Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

Note 24 – Subsequent events

On January 26, 2023, the Company announced its planned closure of a majority of their operations in California, Colorado and Oregon, as well as the consolidation of its cultivation and processing operations in Massachusetts to a single facility in Webster, resulting in the closure of its Amesbury facility. These planned closures represent a strategic shift in the Company’s operations that is anticipated to have a major effect on the Company’s operations and financial results. The financial effect of these closures is not readily known at the time of this filing. The planned closures of these operations did not meet the IFRS 5 held for sale criteria as of the balance sheet date, accordingly these entities were not classified as held for sale or discontinued operations as of December 31, 2021.

On April 13, 2023, the Board of the New Jersey Cannabis Regulatory Commission (the “CRC Board”), at its regularly scheduled meeting, failed to renew the Company’s cannabis adult use licenses for cultivation and processing as well as two of its three dispensaries in the State (the CRC Board’s failure to renew did not affect the Company’s medical cannabis licenses), despite the conclusion by the CRC director and staff that Curaleaf had met the conditions for license renewal and their recommendation for renewal. The Company appealed this decision on April 14, 2023 and, on April 17, 2023, after a required 48-hour waiting period, filed with the NJ Court for an injunction to maintain its licenses. The same day, prior to the review of the application for an injunction by the court, the CRC Board held an emergency meeting that resulted in the renewal of the Company’s licenses, subject to certain conditions. If the CRC Board determines that Curaleaf has failed to satisfy these conditions, the CRC Board may, subject to normal due process, issue any penalties allowable under applicable regulations, which may include fines or the revocation of the renewed licenses. For additional information, please refer to the material change report dated April 22, 2023, a copy of which is available on SEDAR (www.sedar.com) under the Company’s profile.

See additional subsequent event disclosures related to the pending acquisitions of Bloom Dispensaries, Sapphire Medial Clinics Limited, Natural Remedy Patient Center, LLC, Broad Horizons Holdings, LLC, Pueblo West Organics, LLC, Four20 Pharma GmbH, Tryke Companies, and Deseret Wellness LLC, at Note 4 – Acquisitions and the settlement of the Eagle Valley Holdings, LLC and Sentia Wellness lawsuits at Note 18 – Commitments and contingencies.